UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2024

Date of reporting period:	November 1, 2023 – October 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Core Bond Fund
Class A [PTRNX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Putnam Core Bond Fund returned 11.35%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Core Bond Linked Benchmark¹, which returned 10.55% and 10.55%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial Mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts.

↑	Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.
↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	The Fund’s underweight exposure to emerging markets slightly detracted from relative returns.
Putnam Core Bond Fund	PAGE 1	39114-ATSA-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	11.35	0.85	1.76
Class A (with sales charge)	6.89	0.03	1.34
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Putnam Core Bond Linked Benchmark[1]	10.55	2.00	1.52
1	The Putnam Core Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to February 28, 2023, has been restated to reflect the current maximum sales charge, which is higher than the maximum sales charge prior to that date.
The Fund changed its investment strategy as of February 28, 2023.
The Fund had performance fee adjustments through May 2023 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$728,146,739
Total Number of Portfolio Holdings*	736
Total Management Fee Paid	$1,872,469
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Core Bond Fund	PAGE 2	39114-ATSA-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment adviser to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new sub-advisory agreement, and the sub-advisory contract among Putnam Management, PIL, and PAC in respect of your Fund (whereby PAC served as a sub-advisor to your Fund) was terminated.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Andrew Benson, Albert Chan, Patrick Klein, and Tina Chou.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam Core Bond Fund	PAGE 3	39114-ATSA-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Bond Fund	PAGE 4	39114-ATSA-1224

Putnam Core Bond Fund
Class C [PTRGX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Putnam Core Bond Fund returned 10.44%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Core Bond Linked Benchmark¹, which returned 10.55% and 10.55%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial Mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts.

↑	Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.
↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	The Fund’s underweight exposure to emerging markets slightly detracted from relative returns.
Putnam Core Bond Fund	PAGE 1	39114-ATSC-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	10.44	0.11	1.15
Class C (with sales charge)	9.44	0.11	1.15
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Putnam Core Bond Linked Benchmark[1]	10.55	2.00	1.52
1	The Putnam Core Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of February 28, 2023.
The Fund had performance fee adjustments through May 2023 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$728,146,739
Total Number of Portfolio Holdings*	736
Total Management Fee Paid	$1,872,469
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Core Bond Fund	PAGE 2	39114-ATSC-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment adviser to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new sub-advisory agreement, and the sub-advisory contract among Putnam Management, PIL, and PAC in respect of your Fund (whereby PAC served as a sub-advisor to your Fund) was terminated.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Andrew Benson, Albert Chan, Patrick Klein, and Tina Chou.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam Core Bond Fund	PAGE 3	39114-ATSC-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Bond Fund	PAGE 4	39114-ATSC-1224

Putnam Core Bond Fund
Class R [PTRKX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$93	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Putnam Core Bond Fund returned 10.97%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Core Bond Linked Benchmark¹, which returned 10.55% and 10.55%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial Mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts.

↑	Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.
↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	The Fund’s underweight exposure to emerging markets slightly detracted from relative returns.
Putnam Core Bond Fund	PAGE 1	39114-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	10.97	0.60	1.50
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Putnam Core Bond Linked Benchmark[1]	10.55	2.00	1.52
1	The Putnam Core Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of February 28, 2023.
The Fund had performance fee adjustments through May 2023 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$728,146,739
Total Number of Portfolio Holdings*	736
Total Management Fee Paid	$1,872,469
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Core Bond Fund	PAGE 2	39114-ATSR-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment adviser to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new sub-advisory agreement, and the sub-advisory contract among Putnam Management, PIL, and PAC in respect of your Fund (whereby PAC served as a sub-advisor to your Fund) was terminated.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Andrew Benson, Albert Chan, Patrick Klein, and Tina Chou.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam Core Bond Fund	PAGE 3	39114-ATSR-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Bond Fund	PAGE 4	39114-ATSR-1224

Putnam Core Bond Fund
Class R6 [PTREX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Putnam Core Bond Fund returned 11.50%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Core Bond Linked Benchmark¹, which returned 10.55% and 10.55%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial Mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts.

↑	Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.
↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	The Fund’s underweight exposure to emerging markets slightly detracted from relative returns.
Putnam Core Bond Fund	PAGE 1	39114-ATSR6-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	11.50	1.10	2.00
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Putnam Core Bond Linked Benchmark[1]	10.55	2.00	1.52
1	The Putnam Core Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of February 28, 2023.
The Fund had performance fee adjustments through May 2023 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$728,146,739
Total Number of Portfolio Holdings*	736
Total Management Fee Paid	$1,872,469
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Core Bond Fund	PAGE 2	39114-ATSR6-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment adviser to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new sub-advisory agreement, and the sub-advisory contract among Putnam Management, PIL, and PAC in respect of your Fund (whereby PAC served as a sub-advisor to your Fund) was terminated.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Andrew Benson, Albert Chan, Patrick Klein, and Tina Chou.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam Core Bond Fund	PAGE 3	39114-ATSR6-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Bond Fund	PAGE 4	39114-ATSR6-1224

Putnam Core Bond Fund
Class Y [PYTRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class Y shares of Putnam Core Bond Fund returned 11.68%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Core Bond Linked Benchmark¹, which returned 10.55% and 10.55%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial Mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts.

↑	Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.
↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	The Fund’s underweight exposure to emerging markets slightly detracted from relative returns.
Putnam Core Bond Fund	PAGE 1	39114-ATSY-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class Y	11.68	1.13	2.02
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Putnam Core Bond Linked Benchmark[1]	10.55	2.00	1.52
1	The Putnam Core Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of February 28, 2023.
The Fund had performance fee adjustments through May 2023 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$728,146,739
Total Number of Portfolio Holdings*	736
Total Management Fee Paid	$1,872,469
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Core Bond Fund	PAGE 2	39114-ATSY-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment adviser to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new sub-advisory agreement, and the sub-advisory contract among Putnam Management, PIL, and PAC in respect of your Fund (whereby PAC served as a sub-advisor to your Fund) was terminated.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Andrew Benson, Albert Chan, Patrick Klein, and Tina Chou.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam Core Bond Fund	PAGE 3	39114-ATSY-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Bond Fund	PAGE 4	39114-ATSY-1224

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
October 31, 2024	$85,049	$ —	$9,879	$ —
October 31, 2023	$85,380	$ —	$9,879	$ —

For the fiscal years ended October 31, 2024 and October 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $881,915 and $230,511 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
October 31, 2024	$ —	$791,963	$80,073	$872,036
October 31, 2023	$ —	$220,632	$ —	$220,632

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Core Bond
Fund

Financial Statements and Other Important Information

Annual | October 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Funds Trust and Shareholders of
Putnam Core Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam Core Bond Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Core Bond Fund	1

The fund’s portfolio 10/31/24
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (29.3%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.3%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 9/20/53 to 11/20/53	$2,760,585	$2,870,129
6.00%, with due dates from 2/20/53 to 7/20/54	4,774,322	4,875,489
5.50%, with due dates from 5/20/49 to 7/20/53	2,521,561	2,539,137
5.00%, TBA, 11/1/54	6,000,000	5,861,204
5.00%, with due dates from 5/20/49 to 8/20/53	1,026,582	1,008,561
4.50%, TBA, 11/1/54	1,000,000	954,584
4.00%, TBA, 11/1/54	1,000,000	931,016
4.00%, with due dates from 6/20/49 to 1/20/51	4,355,901	4,099,929
3.50%, TBA, 11/1/54	1,000,000	903,791
3.50%, with due dates from 10/20/49 to 11/20/49	74,353	66,423
3.00%, with due dates from 6/20/50 to 1/20/54	6,921,627	6,055,541
2.00%, TBA, 11/1/54	2,000,000	1,631,216
		31,797,020
U.S. Government Agency Mortgage Obligations (25.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	61,399	62,805
6.00%, 5/1/53	1,142,143	1,158,863
5.50%, with due dates from 7/1/49 to 11/1/53	4,363,356	4,367,685
4.50%, 2/1/53	298,867	284,466
4.00%, 4/1/52	844,310	781,935
3.50%, 7/1/52 ##	9,151,057	8,195,034
3.00%, with due dates from 8/1/50 to 3/1/52	2,535,041	2,215,335
2.50%, with due dates from 10/1/50 to 4/1/52	6,756,224	5,687,504
2.00%, with due dates from 3/1/51 to 1/1/52	3,984,952	3,171,156
2.00%, 9/1/35	652,864	586,325
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 7/1/54	1,697,501	1,734,460
6.00%, with due dates from 4/1/53 to 10/1/53	2,816,185	2,871,586
5.50%, with due dates from 4/1/50 to 11/1/53	9,351,774	9,354,475
5.00%, with due dates from 1/1/49 to 8/1/49	71,541	70,668
4.50%, 1/1/53	578,200	550,339
4.00%, with due dates from 5/1/52 to 5/1/53	2,747,836	2,554,560
3.50%, with due dates from 7/1/50 to 4/1/52	5,202,205	4,688,175
3.00%, with due dates from 9/1/50 to 4/1/51	1,794,914	1,564,978
2.50%, with due dates from 3/1/51 to 3/1/52	2,397,787	2,019,507
2.00%, with due dates from 9/1/50 to 3/1/52	10,188,711	8,160,308
2.00%, 3/1/37	2,659,549	2,384,736
1.50%, 9/1/51	1,741,126	1,319,491
1.50%, 11/1/41	1,098,252	901,067
Uniform Mortgage-Backed Securities
6.50%, TBA, 11/1/54	6,000,000	6,124,577
6.00%, TBA, 11/1/54	15,000,000	15,097,965
5.50%, TBA, 11/1/54	7,000,000	6,934,587
5.00%, TBA, 11/1/54	17,000,000	16,520,378
4.50%, TBA, 11/1/54	11,000,000	10,444,075
4.00%, TBA, 11/1/54	3,000,000	2,771,963
3.50%, TBA, 11/1/54	8,000,000	7,152,825
3.00%, TBA, 11/1/54	11,000,000	9,471,232
3.00%, TBA, 11/1/39	1,000,000	934,257
2.50%, TBA, 11/1/54	25,000,000	20,685,481
2.50%, TBA, 11/1/39	2,000,000	1,826,104
2.00%, TBA, 11/1/54	22,000,000	17,441,501
1.50%, TBA, 11/1/39	2,000,000	1,732,292
		181,822,695
Total U.S. government and agency mortgage obligations (cost $217,271,666)		$213,619,715

2
Core Bond Fund

U.S. TREASURY OBLIGATIONS (32.7%)*	Principal amount	Value
U.S. Treasury Bonds
3.375%, 11/15/48	$6,800,000	$5,564,844
3.25%, 5/15/42	50,000	42,094
3.00%, 2/15/49	18,000,000	13,738,711
2.875%, 5/15/52	7,930,000	5,860,146
2.875%, 5/15/49	10,690,000	7,961,127
2.75%, 8/15/42 Ф	10,370,000	8,071,182
2.375%, 5/15/51	1,900,000	1,262,906
2.375%, 2/15/42	8,400,000	6,191,555
2.25%, 2/15/52	23,210,000	14,909,705
2.00%, 8/15/51	14,500,000	8,784,111
2.00%, 11/15/41	10,300,000	7,172,582
U.S. Treasury Notes
4.00%, 2/15/34	11,300,000	11,058,992
3.875%, 8/15/33	18,950,000	18,404,447
3.75%, 8/31/26	11,770,000	11,681,725
3.375%, 5/15/33	20,920,000	19,601,059
2.75%, 2/15/28	17,300,000	16,561,371
2.375%, 5/15/27	16,300,000	15,615,527
2.25%, 11/15/27	12,000,000	11,359,219
1.875%, 2/28/29	14,200,000	12,924,219
1.50%, 2/15/30	11,100,000	9,698,842
1.25%, 4/30/28	17,270,000	15,654,648
1.00%, 7/31/28	7,800,000	6,953,273
0.375%, 7/31/27	9,750,000	8,806,230
Total U.S. treasury obligations (cost $244,117,850)		$237,878,515
CORPORATE BONDS AND NOTES (28.0%)*	Principal amount	Value
Basic materials (0.9%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	$1,150,000	$1,190,212
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	365,000	373,431
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	216,000	194,286
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	296,000	298,518
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	936,000	951,227
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	422,000	448,537
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	396,000	345,881
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	1,585,000	1,539,962
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	185,000	177,813
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	90,000	88,674
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	77,000	65,981
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	160,000	156,458
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	500,000	485,832
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	103,000	117,907
		6,434,719
Capital goods (1.4%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	350,000	353,369
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	745,000	752,320
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	409,000	386,051
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	730,000	490,475
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	208,000	184,230
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	408,000	385,227
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	690,000	664,715
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	603,000	616,731
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	333,000	357,324
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	389,000	410,311
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	60,000	62,171
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	39,000	39,909
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	225,000	237,773
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,219,000	1,137,601
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	765,000	782,560
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	1,095,000	1,106,699

Core Bond Fund
3

CORPORATE BONDS AND NOTES (28.0%)* cont.	Principal amount	Value
Capital goods cont.
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	$481,000	$485,144
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,098,000	1,090,276
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	397,000	401,981
		9,944,867
Communication services (1.5%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	440,000	383,708
American Tower Corp. sr. unsec. notes 5.50%, 3/15/28 R	225,000	229,355
American Tower Corp. sr. unsec. notes 3.95%, 3/15/29 R	925,000	890,793
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	481,000	435,538
American Tower Corp. sr. unsec. sub. notes 3.80%, 8/15/29 R	600,000	570,799
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	430,000	422,555
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	430,000	424,240
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	671,000	546,040
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	59,000	44,303
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	33,000	32,971
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	125,000	120,834
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	505,000	488,956
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29 R	715,000	710,296
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	760,000	702,433
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	740,000	740,552
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	90,000	72,686
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	293,000	267,166
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	284,442
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,577,000	1,570,793
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	460,000	432,274
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28	595,000	546,865
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	508,000	570,517
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	190,000	174,566
		10,662,682
Consumer cyclicals (2.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	150,000	145,122
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	80,000	48,284
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	375,000	381,937
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	4,115,000	4,031,179
Dick’s Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	630,000	462,924
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	100,000	94,517
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	299,000	297,315
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	299,000	299,216
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	333,000	335,508
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	664,000	677,185
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	1,530,000	1,608,815
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	60,000	63,082
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	158,000	159,535
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	364,000	367,720
Hyundai Capital America 144A sr. unsec. notes 4.875%, 11/1/27 (South Korea)	1,565,000	1,565,251
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	98,000	83,603
Moody’s Corp. sr. unsec. sub. bonds 5.00%, 8/5/34	705,000	700,988
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	205,000	206,339
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	155,000	154,742
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,075,000	1,105,128
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	265,000	191,080
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	435,000	406,903
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	475,000	444,426
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	200,000	180,472
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	90,000	74,645
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	655,000	642,463
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	185,819
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	1,355,000	1,287,506

4
Core Bond Fund

CORPORATE BONDS AND NOTES (28.0%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	$272,000	$267,054
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	918,000	804,789
		17,273,547
Consumer staples (1.2%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	460,000	470,668
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.80%, 4/15/34	375,000	380,167
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	305,000	300,596
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	62,000	71,526
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,315,000	1,277,109
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	841,000	904,889
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	106,000	107,133
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	523,000	480,874
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,034,000	1,034,605
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	72,000	73,296
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	77,000	74,913
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	1,545,000	1,550,406
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	201,000	199,279
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	2,013,000	2,038,538
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	5,000	4,925
		8,968,924
Energy (1.8%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	325,000	321,276
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	650,000	639,757
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	535,000	501,518
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	621,000	691,910
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	910,000	876,762
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	162,000	141,082
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	242,000	260,361
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	229,000	238,164
Marathon Oil Corp. sr. unsec. unsub. bonds 6.60%, 10/1/37	2,000,000	2,201,720
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	819,000	906,917
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	805,000	793,014
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	310,000	309,462
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	1,115,000	1,089,367
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	311,000	323,835
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	180,000	189,541
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	63,000	65,008
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	544,000	551,808
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	72,000	72,252
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	840,000	835,369
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	486,000	471,943
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	1,655,000	1,692,704
		13,173,770
Financials (9.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	430,000	378,240
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	1,435,000	1,439,412
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	385,000	381,178
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	805,000	828,942
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	450,000	415,480
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	410,000	425,477
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	486,000	541,015
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	1,000,000	1,008,055
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	605,000	625,380
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	390,000	383,560

Core Bond Fund
5

CORPORATE BONDS AND NOTES (28.0%)* cont.	Principal amount	Value
Financials cont.
Athene Global Funding 144A notes 5.526%, 7/11/31	$810,000	$820,946
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	306,000	314,589
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	680,000	692,666
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	170,152
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	690,000	694,437
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	400,000	461,663
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	1,200,000	1,290,532
Bank of America Corp. sr. unsec. bonds 5.468%, 1/23/35	90,000	91,371
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,880,000	1,662,776
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	1,020,000	1,060,830
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	923,000	827,530
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	450,000	442,042
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	820,000	808,081
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	580,000	589,337
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	500,000	473,682
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,300,000	1,295,258
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	455,000	462,648
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	465,000	516,927
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	211,000	170,435
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	567,000	583,947
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	88,000	91,227
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	90,000	80,347
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,515,000	1,496,556
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	368,000	364,455
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	1,021,000	1,052,130
CNO Global Funding 144A notes 4.95%, 9/9/29	540,000	534,074
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	960,000	988,761
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	200,000	172,773
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	615,000	588,042
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	236,993
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	761,000	758,506
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 6.72%, 1/18/29 (Germany)	445,000	463,850
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	144,000	141,105
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	480,000	486,694
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	340,000	338,655
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	91,000	58,477
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	360,000	356,022
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	365,000	381,008
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	720,000	726,539
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	290,000	280,336
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	465,000	476,206
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	380,000	374,830
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	414,000	442,628
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	1,037,000	1,038,455
Goldman Sachs Group, Inc. (The) jr. unsec. sub. bonds Ser. Y, 6.125%, 9/26/54	1,510,000	1,501,477
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	665,000	650,000
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	505,000	516,233
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	103,000	82,561
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	146,000	143,984
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	745,000	745,084
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	342,000	356,331
JPMorgan Chase & Co. sr. unsec. bonds 4.946%, 10/22/35	2,790,000	2,735,738
JPMorgan Chase & Co. sr. unsec. notes 4.603%, 10/22/30	2,790,000	2,752,319
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	445,000	440,514
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,471,000	1,515,146
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	1,970,000	1,766,572
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	72,000	68,543
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	300,000	316,355
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	1,700,000	1,753,321
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	360,000	329,095
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	2,085,000	2,102,192

6
Core Bond Fund

CORPORATE BONDS AND NOTES (28.0%)* cont.	Principal amount	Value
Financials cont.
Morgan Stanley sr. unsec. notes 2.475%, 1/21/28	$3,000,000	$2,856,249
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	459,000	465,875
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	1,270,000	1,261,757
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	250,000	253,754
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	66,000	67,483
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	230,000	232,760
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	720,000	689,240
Protective Life Global Funding 144A 5.467%, 12/8/28	595,000	609,584
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	1,005,000	1,021,507
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	400,000	427,214
State Street Corp. sr. unsec. unsub. notes 4.33%, 10/22/27	1,735,000	1,725,146
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	465,000	491,112
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	420,000	409,275
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	576,000	586,699
UBS Group AG 144A jr. unsec. sub. bonds 6.85%, 9/10/54 (Switzerland)	1,650,000	1,639,646
UBS Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	615,000	660,828
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)	815,000	826,908
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	238,721
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	324,000	265,260
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	140,000	138,895
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28 R	155,000	151,247
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29 R	640,000	602,802
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	1,607,000	1,554,765
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	1,380,000	1,409,602
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	330,000	367,331
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	108,000	98,062
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	131,000	95,634
		68,708,078
Health care (2.4%)
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	679,000	686,169
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	450,000	450,998
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	659,000	663,437
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	206,000	210,179
Amgen, Inc. sr. unsec. unsub. notes 4.20%, 3/1/33	900,000	846,767
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	404,000	350,977
Bristol-Myers Squibb Co. sr. unsec. bonds 4.125%, 6/15/39	1,000,000	881,980
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	2,300,000	1,915,308
CVS Health Corp. sr. unsec. notes 5.40%, 6/1/29	3,000,000	3,030,421
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,181,000	1,054,487
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	250,000	227,369
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	481,000	455,512
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27	155,000	159,002
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	240,000	239,664
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	150,000	148,806
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	692,000	695,806
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	527,000	530,049
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	77,000	69,274
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	285,000	291,158
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	205,645
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	300,000	306,042
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	431,000	430,107
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	864,000	846,079
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	234,000	233,184
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	295,000	315,726
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	484,000	480,796
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	432,000	434,760
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	124,175
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 5.875%, 2/15/53	574,000	602,021
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.625%, 7/15/35	270,000	261,961
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	560,000	547,116
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	106,000	91,524
		17,786,499

Core Bond Fund
7

CORPORATE BONDS AND NOTES (28.0%)* cont.	Principal amount	Value
Technology (2.1%)
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	$146,000	$148,593
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	243,000	246,198
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	288,000	276,481
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	1,275,000	1,286,322
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,006,000	1,924,860
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	456,000	459,082
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	639,000	648,933
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	695,000	689,055
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	171,000	157,413
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	44,000	41,105
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	506,000	487,350
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	253,000	245,607
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	506,000	496,136
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	435,000	426,887
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	368,000	385,323
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	400,000	411,996
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	607,000	634,080
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	504,000	511,276
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	502,000	504,665
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	1,232,000	1,251,792
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34	504,000	498,719
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,156,000	1,060,190
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	517,000	409,404
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	620,000	549,276
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38	265,000	289,784
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	923,000	862,120
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	41,000	31,984
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	247,000	157,284
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	224,000	149,060
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	175,000	156,337
		15,397,312
Transportation (0.6%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	1,050,000	1,020,275
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	150,000	148,234
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	700,000	699,692
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)	200,000	204,774
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.55%, 4/3/34 (Ireland)	390,000	392,173
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	575,000	581,344
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	895,000	920,357
		3,966,849
Utilities and power (4.3%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	211,000	177,569
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	305,000	323,193
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	565,000	568,132
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	305,000	299,641
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	239,000	204,441
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	342,000	346,383
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	558,000	614,566
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	229,000	244,511
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	450,000	453,863
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,005,000	1,032,584
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	510,000	512,926
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	113,000	113,390
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	157,000	158,921
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	400,000	400,549
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	900,000	913,861
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	89,000	85,564
Electricite De France SA 144A sr. unsec. notes 5.95%, 4/22/34 (France)	1,000,000	1,034,100
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	630,000	603,979
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	600,000	683,172
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	501,000	492,297

8
Core Bond Fund

CORPORATE BONDS AND NOTES (28.0%)* cont.	Principal amount	Value
Utilities and power cont.
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	$1,190,000	$1,202,683
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	290,000	292,466
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	874,000	891,749
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	319,000	314,851
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	517,000	526,312
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,090,000	1,105,413
FirstEnergy Transmission, LLC 144A sr. unsec. notes 4.55%, 1/15/30	215,000	211,175
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	653,000	663,723
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	252,000	251,440
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	603,000	691,130
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	205,000	205,291
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	445,000	446,492
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	1,194,000	1,164,573
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	755,000	766,620
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	3,400,000	3,141,536
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	695,000	669,711
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	383,000	357,856
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	300,000	290,787
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	1,460,000	1,598,566
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,227,000	1,270,387
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	162,000	142,216
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	450,000	467,516
PacifiCorp sr. bonds 2.70%, 9/15/30	188,000	166,289
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	170,000	169,298
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	301,000	307,317
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	594,000	617,798
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	70,000	72,030
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	810,000	792,675
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	595,000	591,554
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	517,000	533,903
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	130,000	124,774
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	650,000	631,839
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	571,000	623,578
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	813,000	787,946
		31,355,136
Total corporate bonds and notes (cost $201,635,953)		$203,672,383
MORTGAGE-BACKED SECURITIES (12.2%)*	Principal amount	Value
Commercial mortgage-backed securities (4.6%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class AS, 6.495%, 6/15/36	$1,323,000	$1,307,334
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.14%, 1/20/37 (Cayman Islands)	447,835	446,928
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 5.975%, 11/17/38 (Cayman Islands)	205,452	204,622
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.754%, 11/15/54 W	35,830,664	681,972
FRB Ser. 18-BN10, Class XA, IO, 0.688%, 2/15/61 W	37,971,997	717,777
Bank5 FRB Ser. 24-5YR10, Class XA, 1.404%, 10/15/57 W	14,833,000	744,020
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	521,000	455,840
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	324,282	329,459
BBCMS Mortgage Trust FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57 W	28,269,814	1,899,912
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.224%, 12/16/36 (Cayman Islands)	293,737	293,330
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.944%, 11/16/38 (Cayman Islands)	247,242	246,566
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.691%, 1/15/53 W	8,873,536	236,565
CFCRE Commercial Mortgage Trust
Ser. 16-C3, Class A3, 3.865%, 1/10/48	289,000	285,215
FRB Ser. 16-C4, Class XA, IO, 1.566%, 5/10/58 W	5,997,259	90,750
Citigroup Commercial Mortgage Trust
Ser. 14-GC25, Class AS, 4.017%, 10/10/47	21,409	21,373
Ser. 16-P6, Class A5, 3.72%, 12/10/49 W	423,000	405,870

Core Bond Fund
9

MORTGAGE-BACKED SECURITIES (12.2%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.779%, 5/10/47 W	$989,000	$906,281
FRB Ser. 15-LC19, Class C, 4.235%, 2/10/48 W	342,000	324,512
Ser. 14-UBS4, Class AM, 3.968%, 8/10/47	1,107,000	1,051,762
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48 W	418,000	401,724
FRB Ser. 15-CR23, Class XA, IO, 0.843%, 5/10/48 W	14,616,160	24,478
FRB Ser. 15-CR22, Class XA, IO, 0.832%, 3/10/48 W	7,814,620	58
FRB Ser. 14-UBS4, Class XA, IO, 0.813%, 8/10/47 W	1,654,838	17
FRB Ser. 14-CR20, Class XA, IO, 0.683%, 11/10/47 W	3,523,956	35
FRB Ser. 15-LC21, Class XA, IO, 0.608%, 7/10/48 W	27,630,402	33,049
CSAIL Commercial Mortgage Trust
Ser. 19-C17, Class C, 3.934%, 9/15/52 W	213,000	137,697
Ser. 15-C2, Class A4, 3.504%, 6/15/57	278,000	275,859
Ser. 16-C6, Class AS, 3.346%, 1/15/49	458,000	433,519
Ser. 15-C1, Class XA, IO, 0.696%, 4/15/50 W	7,940,756	706
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49 W	651,000	617,791
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.354%, 8/10/44 W	1,105,211	1,035,238
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates FRB Ser. K743, Class X1, IO, 0.917%, 5/25/28 W	10,177,480	283,814
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 3.956%, 10/25/48 W	1,010,000	997,159
Government National Mortgage Association
FRB Ser. 21-17, IO, 1.051%, 1/16/61 W	5,892,565	446,242
FRB Ser. 20-190, IO, 1.05%, 11/16/62 W	5,566,762	427,466
GS Mortgage Securities Trust
Ser. 14-GC24, Class AS, 4.162%, 9/10/47 W	408,000	398,411
Ser. 16-GS2, Class B, 3.759%, 5/10/49 W	544,000	524,065
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C24, Class XA, IO, 0.823%, 11/15/47 W	5,326,209	53
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.757%, 6/15/51 W	358,000	305,360
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-LC11, Class AS, 3.216%, 4/15/46	248,939	228,073
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-LC9, Class D, 3.567%, 12/15/47 W	327,000	283,387
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	1,537,000	1,476,576
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 5.974%, 7/16/36 (Cayman Islands)	891,449	886,969
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C22, Class C, 4.197%, 4/15/48 W	910,000	780,460
Ser. 16-C32, Class AS, 3.994%, 12/15/49 W	983,000	937,523
Ser. 15-C26, Class AS, 3.885%, 10/15/48 W	399,000	389,085
Ser. 15-C22, Class B, 3.883%, 4/15/48 W	506,000	477,001
FRB Ser. 15-C26, Class XA, IO, 0.957%, 10/15/48 W	12,219,240	27,932
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.641%, 8/15/45 W	319,000	310,933
FRB Ser. 13-C10, Class F, 3.982%, 7/15/46 W	1,661,000	107,914
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.781%, 10/15/51 W	1,050,056	970,667
FRB Ser. 16-UB12, Class XA, IO, 0.645%, 12/15/49 W	20,513,789	206,100
PFP, Ltd. 144A FRB Ser. 23-10, Class A, 7.146%, 9/16/38	1,142,017	1,147,187
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 7.808%, 10/25/39	502,000	503,255
FRB Ser. 23-FL12, Class A, 7.073%, 5/25/38	251,968	252,598
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 7.513%, 5/19/38 (Bermuda)	439,360	440,462
UBS Commercial Mortgage Trust
Ser. 18-C14, Class A4, 4.448%, 12/15/51	681,000	656,265
Ser. 19-C16, Class B, 4.32%, 4/15/52 W	727,000	653,323
Ser. 18-C10, Class A4, 4.313%, 5/15/51	366,000	355,723
Ser. 17-C1, Class AS, 3.724%, 6/15/50	472,000	450,101
FRB Ser. 17-C7, Class XA, IO, 0.979%, 12/15/50 W	12,349,095	313,252
FRB Ser. 18-C8, Class XA, IO, 0.808%, 2/15/51 W	25,690,203	582,623
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48 W	68,008	180
Wells Fargo Commercial Mortgage Trust
Ser. 15-C31, Class AS, 4.049%, 11/15/48	640,000	629,429
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,077,000	999,266

10
Core Bond Fund

MORTGAGE-BACKED SECURITIES (12.2%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust
Ser. 19-C50, Class AS, 4.021%, 5/15/52	$427,000	$404,579
Ser. 17-RC1, Class AS, 3.844%, 1/15/60	762,000	729,374
Ser. 19-C52, Class A5, 2.892%, 8/15/52	261,000	235,924
FRB Ser. 18-C43, Class XA, IO, 0.571%, 3/15/51 W	27,420,263	451,340
WF-RBS Commercial Mortgage Trust Ser. 14-C23, Class A5, 3.917%, 10/15/57	12,275	12,232
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 4.983%, 6/15/44 W	281,110	259,763
		33,152,325
Residential mortgage-backed securities (non-agency) (7.6%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	989,779	1,005,636
Ser. 23-NQM3, Class A1, 6.733%, 7/25/68	1,641,887	1,655,551
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,308,448	1,311,463
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69 ††	900,741	894,749
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49 W	134,116	130,285
BRAVO Residential Funding Trust 144A
Ser. 23-NQM6, Class A1, 6.602%, 9/25/63	749,131	756,292
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	677,963	683,544
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	1,648,770	1,661,643
Ser. 24-NQM3, Class A1, stepped-coupon 6.191% (7.191%, 3/1/28), 3/25/64 ††	634,050	638,528
Ser. 24-NQM5, Class A1, stepped-coupon 5.803% (6.803%, 7/1/28), 6/25/64 ††	968,199	971,419
CIM Trust 144A Ser. 23-R4, Class A1, 5.00%, 5/25/62 W	447,568	443,027
Countrywide Alternative Loan Trust FRB Ser. 06-OA7, Class 1A1, 3.361%, 6/25/46 W	339,455	320,650
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (US 30 Day Average SOFR + 2.61%), 7.471%, 3/25/30	361,000	369,888
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.557%, 9/25/42	42,000	44,303
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.807%, 6/25/42	320,069	328,081
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.757%, 4/25/42	16,000	16,570
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.507%, 7/25/42	594,110	609,031
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.157%, 8/25/42	1,025,448	1,047,371
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.057%, 5/25/42	58,432	59,412
Structured Agency Credit Risk Debt FRN Ser. 19-HQA2, Class M2, (US 30 Day Average SOFR + 2.05%), 7.021%, 4/25/49	4,400	4,437
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.007%, 9/25/42	649,467	656,110
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.957%, 3/25/43	433,408	438,031
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.957%, 3/25/42	8,615	8,687
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.957%, 10/25/33	103,687	106,330
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.857%, 6/25/43	180,382	181,304
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.857%, 4/25/42	64,973	65,724
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.707%, 11/25/43	195,633	197,994
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.707%, 11/25/43	42,452	42,707
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.707%, 1/25/42	834,000	843,237
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.657%, 11/25/41	4,286,351	4,324,685
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class M2, (US 30 Day Average SOFR + 1.70%), 6.557%, 5/25/44	38,000	38,198

Core Bond Fund
11

MORTGAGE-BACKED SECURITIES (12.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.507%, 1/25/34	$177,821	$178,639
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.357%, 10/25/41	744,000	746,806
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.207%, 2/25/44	227,008	227,655
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.157%, 2/25/42	90,820	91,067
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 6.107%, 5/25/44	203,528	203,943
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (US 30 Day Average SOFR + 1.11%), 5.971%, 2/25/47	21,740	21,741
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.857%, 1/25/42	377,987	378,124
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.807%, 12/25/41	322,849	322,709
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M1, (US 30 Day Average SOFR + 0.85%), 5.707%, 11/25/41	122,942	122,742
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.657%, 10/25/41	54,635	54,604
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.921%, 8/25/28	10,144	10,654
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.721%, 8/25/28	3,316	3,466
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 10.971%, 9/25/28	28,039	28,815
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.871%, 10/25/28	36,107	37,737
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.671%, 4/25/28	511,022	531,049
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (US 30 Day Average SOFR + 5.66%), 10.521%, 4/25/28	1,432	1,453
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.321%, 5/25/29	50,464	52,514
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.621%, 9/25/29	135,000	141,255
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.771%, 2/25/30	59,299	61,500
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.621%, 2/25/30	44,605	44,893
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (US 30 Day Average SOFR + 2.61%), 7.471%, 5/25/30	15,529	15,909
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.321%, 1/25/31	444,270	456,040
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.171%, 8/25/30	20,579	21,140
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.357%, 3/25/42	390,000	409,607
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.957%, 3/25/42	390,000	405,502
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.807%, 6/25/42	1,513,709	1,558,723
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.607%, 5/25/42	1,408,523	1,444,264
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.407%, 7/25/42	1,192,988	1,223,493
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.357%, 9/25/42	71,195	72,530
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 7.257%, 12/25/42	160,686	164,846
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 7.157%, 1/25/43	332,281	340,540

12
Core Bond Fund

MORTGAGE-BACKED SECURITIES (12.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.957%, 3/25/42	$396,847	$403,301
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.857%, 3/25/42	385,708	390,660
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.807%, 9/25/43	78,142	78,465
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 6.757%, 4/25/42	832,533	838,153
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.757%, 12/25/41	411,000	416,459
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.557%, 7/25/43	385,709	387,110
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.507%, 12/25/41	590,000	594,266
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M2, (US 30 Day Average SOFR + 1.55%), 6.407%, 10/25/41	67,628	67,914
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.057%, 1/25/42	170,765	170,951
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 6.007%, 9/25/44	186,634	186,785
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.007%, 3/25/44	87,217	87,332
Connecticut Avenue Securities Trust FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.957%, 2/25/44	17,666	17,674
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.957%, 5/25/44	288,973	289,129
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.907%, 9/25/44	65,108	65,153
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.857%, 7/25/44	92,975	93,016
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	330,439	319,422
HOMES Trust 144A Ser. 24-NQM1, Class A1, stepped-coupon 5.915% (6.915%, 7/1/28), 7/25/69 ††	2,905,628	2,917,416
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65 W	647,000	625,967
Invitation Homes Trust 144A FRB Ser. 18-SFR4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.018%, 1/17/38	589,470	589,995
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE1, Class A1, (US 30 Day Average SOFR + 1.75%), 6.64%, 11/25/53	228,045	229,909
FRB Ser. 24-HE3, Class A1, (US 30 Day Average SOFR + 1.20%), 6.413%, 2/25/55	966,778	968,074
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 6.277%, 3/25/55	2,607,000	2,612,172
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	418,487	420,986
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	1,087,652	1,102,043
Mill City Mortgage Loan Trust 144A
Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	569,451	571,711
Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	357,127	357,187
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 6.207%, 7/25/54	1,049,476	1,050,076
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	297,776	302,400
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	1,657,092	1,668,243
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.663%, 7/25/54	707,611	708,037
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69 ††	425,239	429,529
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.282%, 5/25/46	575,680	505,223
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60 W	381,000	361,188
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 3.487%, 8/25/26 W	262,000	261,663
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63 W	2,246,066	2,182,163
Verus Securitization Trust 144A
Ser. 23-6, Class A1, stepped-coupon 6.665% (7.665%, 9/1/27), 9/25/68 ††	855,700	864,397
Ser. 23-INV2, Class A1, 6.443%, 8/25/68	2,425,749	2,446,252
Ser. 24-5, Class A1, stepped-coupon 6.192% (7.192%, 6/1/28), 6/25/69 ††	656,685	661,773
		55,471,041
Total mortgage-backed securities (cost $89,362,819)		$88,623,366

Core Bond Fund
13

ASSET-BACKED SECURITIES (3.6%)*	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-3, Class A, 3.75%, 8/15/27	$1,496,000	$1,485,848
BMW Vehicle Owner Trust Ser. 23-A, Class A3, 5.47%, 2/25/28	500,000	505,083
Capital One Multi-Asset Execution Trust
Ser. 22-A3, Class A, 4.95%, 10/15/27	2,634,000	2,643,216
Ser. 23-A1, Class A, 4.42%, 5/15/28	500,000	499,353
Ser. 22-A2, Class A, 3.49%, 5/15/27	523,000	519,637
Chase Auto Owner Trust 144A Ser. 22-AA, Class A4, 3.99%, 3/27/28	180,000	178,265
Citizens Auto Receivables Trust 144A Ser. 24-1, Class A3, 5.11%, 4/17/28	1,998,000	2,009,862
Discover Card Execution Note Trust
Ser. 22-A4, Class A, 5.03%, 10/15/27	2,149,000	2,158,238
Ser. 22-A3, Class A3, 3.56%, 7/15/27	483,000	479,185
GM Financial Consumer Automobile Receivables Trust Ser. 23-3, Class A3, 5.45%, 6/16/28	2,000,000	2,021,370
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	1,444,000	1,439,600
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A3, 5.69%, 8/15/28	900,000	910,660
Ser. 22-A, Class A3, 3.06%, 2/15/27	136,420	135,519
Honda Auto Receivables Owner Trust Ser. 23-3, Class A3, 5.41%, 2/18/28	1,727,000	1,744,099
Hyundai Auto Receivables Trust Ser. 23-B, Class A3, 5.48%, 4/17/28	1,000,000	1,010,482
Lendbuzz Securitization Trust 144A Ser. 24-3A, Class A2, 4.97%, 10/15/29	1,905,000	1,899,976
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 10/27/25	2,300,000	2,293,907
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 8/4/25	1,685,000	1,685,841
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	1,770,000	1,770,877
Toyota Auto Receivables Owner Trust Ser. 23-C, Class A3, 5.16%, 4/17/28	546,000	550,124
World Omni Auto Receivables Trust Ser. 24-A, Class A3, 4.86%, 3/15/29	505,000	506,479
Total asset-backed securities (cost $26,293,090)		$26,447,621
COLLATERALIZED LOAN OBLIGATIONS (3.2%)*	Principal amount	Value
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 6.724%, 7/21/37 (Cayman Islands)	$450,000	$451,178
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 7/20/34	750,000	751,906
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 6.017%, 10/19/37 (Cayman Islands)	700,000	702,549
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.247%, 4/20/37 (Jersey)	750,000	754,410
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.143%, 11/22/34 (Cayman Islands)	250,000	250,241
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.088%, 10/15/34 (Cayman Islands)	369,000	369,877
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	800,000	802,445
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.533%, 7/23/37 (Cayman Islands)	500,000	500,228
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.099%, 1/20/35 (Cayman Islands)	750,000	751,349
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/20/34 (Cayman Islands)	500,000	501,650
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	500,000	500,444
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.108%, 7/15/34 (Cayman Islands)	500,000	501,203
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 6.137%, 4/20/37 (Cayman Islands)	1,000,000	1,003,910
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 6.012%, 7/18/37 (Cayman Islands)	850,000	855,850
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 6.503%, 10/21/37 (Cayman Islands)	750,000	754,819
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 6.117%, 4/20/37	800,000	803,791
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.109%, 7/20/34 (Cayman Islands)	450,000	451,315
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/28/34	1,000,000	1,001,497

14
Core Bond Fund

COLLATERALIZED LOAN OBLIGATIONS (3.2%)* cont.	Principal amount	Value
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.127%, 7/25/34 (Cayman Islands)	$400,000	$401,414
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.737%, 7/25/34 (Cayman Islands)	500,000	501,850
Madison Park Funding XXX, Ltd. 144A FRB Ser. 24-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 6.561%, 7/16/37	1,180,000	1,182,289
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.168%, 8/26/34 (Cayman Islands)	1,000,000	1,002,737
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.208%, 1/15/35 (Cayman Islands)	250,000	250,412
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 6.127%, 7/20/37 (Cayman Islands)	500,000	501,461
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.568%, 1/15/35 (Cayman Islands)	850,000	851,957
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 4/20/34 (Cayman Islands)	650,000	651,804
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 6.679%, 7/20/34 (Cayman Islands)	500,000	501,762
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.176%, 4/25/37 (Cayman Islands)	600,000	603,387
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.037%, 10/25/34 (Cayman Islands)	500,000	501,205
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.067%, 7/25/34 (Cayman Islands)	300,000	300,722
Venture 44 CLO ,Ltd. 144A FRB Ser. 21-44A, Class A1N, (CME Term SOFR 3 Month + 1.46%), 6.079%, 10/20/34 (Cayman Islands)	700,000	701,915
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.098%, 7/15/32 (Cayman Islands)	500,000	500,596
Venture XXVII CLO, Ltd. 144A FRB Ser. 21-27A, Class BR, (CME Term SOFR 3 Month + 1.86%), 6.479%, 7/20/30 (Cayman Islands)	350,000	350,972
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.267%, 4/20/37 (Jersey)	800,000	804,945
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.456%, 1/15/37 (Jersey)	1,000,000	1,008,307
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	750,000	753,570
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.299%, 10/20/34	500,000	501,671
Total collateralized loan obligations (cost $23,461,539)		$23,581,638
SHORT-TERM INVESTMENTS (8.8%)*	Shares	Value
Putnam Short Term Investment Fund Class P 4.95% L	63,715,306	$63,715,306
Total short-term investments (cost $63,715,306)		$63,715,306
TOTAL INVESTMENTS
Total investments (cost $865,858,223)	$857,538,544
Key to holding’s abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Core Bond Fund
15

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2023 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $728,146,739.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $3,056,499 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
##	Forward commitment, in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
TBA SALE COMMITMENTS OUTSTANDING at 10/31/24 (proceeds receivable $7,292,500)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 11/1/54	$8,000,000	11/14/24	$7,152,825
Total			$7,152,825
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$26,447,621	$—
Collateralized loan obligations	—	23,581,638	—
Corporate bonds and notes	—	203,672,383	—
Mortgage-backed securities	—	88,623,366	—
U.S. government and agency mortgage obligations	—	213,619,715	—
U.S. treasury obligations	—	237,878,515	—
Short-term investments	—	63,715,306	—
Totals by level	$—	$857,538,544	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
TBA sale commitments	$—	$(7,152,825)	$—
Totals by level	$—	$(7,152,825)	$—

The accompanying notes are an integral part of these financial statements.

16
Core Bond Fund

Financial Statements

Statement of assets and liabilities

10/31/24

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $802,142,917)	$793,823,238
Affiliated issuers (identified cost $63,715,306) (Note 5)	63,715,306
Cash	459,498
Interest and other receivables	6,107,714
Receivable for shares of the fund sold	1,855,794
Receivable for investments sold	747
Receivable for sales of delayed delivery securities (Note 1)	4,694,052
Receivable for sales of TBA securities (Note 1)	7,302,611
Total assets	877,958,960

LIABILITIES
Payable for investments purchased	2,028,584
Payable for purchases of delayed delivery securities (Note 1)	8,360,476
Payable for purchases of TBA securities (Note 1)	131,136,863
Payable for shares of the fund repurchased	240,824
Payable for compensation of Manager (Note 2)	399,247
Payable for Trustee compensation and expenses (Note 2)	449,686
Payable for distribution fees (Note 2)	42,159
TBA sale commitments, at value (proceeds receivable $7,292,500) (Note 1)	7,152,825
Other accrued expenses	1,557
Total liabilities	149,812,221
Net assets	$728,146,739

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$923,524,472
Total distributable earnings (Note 1)	(195,377,733)
Total — Representing net assets applicable to capital shares outstanding	$728,146,739

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($158,169,155 divided by 19,362,026 shares)	$8.17
Offering price per class A share (100/96.00 of $8.17)*	$8.51
Net asset value and offering price per class C share ($8,205,785 divided by 1,008,297 shares)**	$8.14
Net asset value, offering price and redemption price per class R share ($4,090,389 divided by 497,024 shares)	$8.23
Net asset value, offering price and redemption price per class R6 share ($18,112,434 divided by 2,210,732 shares)	$8.19
Net asset value, offering price and redemption price per class Y share ($539,568,976 divided by 66,063,771 shares)	$8.17
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Core Bond Fund	17

Statement of operations

Year ended 10/31/24

Investment income
Interest (including interest income of $1,162,347 from investments in affiliated issuers) (Note 5)	$25,200,655
Total investment income	25,200,655

EXPENSES
Compensation of Manager (Note 2)	1,872,469
Distribution fees (Note 2)	406,449
Other	4,826
Total expenses	2,283,744
Expense reduction (Note 2)	(6,895)
Net expenses	2,276,849
Net investment income	22,923,806

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	4,185,766
Swap contracts (Note 1)	(27,982)
Total net realized gain	4,157,784
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	12,994,354
Total change in net unrealized appreciation	12,994,354
Net gain on investments	17,152,138
Net increase in net assets resulting from operations	$40,075,944

The accompanying notes are an integral part of these financial statements.

18	Core Bond Fund

Statement of changes in net assets

	Year ended 10/31/24	Year ended 10/31/23
Increase (decrease) in net assets
Operations
Net investment income	$22,923,806	$14,016,443
Net realized gain (loss) on investments and foreign currency transactions	4,157,784	(10,048,511)
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	12,994,354	(9,123,675)
Net increase (decrease) in net assets resulting from operations	40,075,944	(5,155,743)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(6,053,305)	(6,581,412)
Class B	(4,244)	(16,796)
Class C	(239,201)	(262,824)
Class P	—	(5,615,485)
Class R	(85,736)	(25,395)
Class R6	(231,813)	(101,392)
Class Y	(16,037,883)	(6,211,194)
Increase from capital share transactions (Note 4)	368,614,155	6,371,869
Total increase (decrease) in net assets	386,037,917	(17,598,372)
Net assets
Beginning of year	342,108,822	359,707,194
End of year	$728,146,739	$342,108,822

The accompanying notes are an integral part of these financial statements.

Core Bond Fund	19

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
October 31, 2024	$7.68	.38	.48	.86	(.37)	—	(.37)	$8.17	11.35	$158,169.64		4.63	372
October 31, 2023	8.30	.39	(.49)	(.10)	(.52)	—	(.52)	7.68	(1.51)	115,240.66		4.79	967
October 31, 2022	9.04	.37	(.68)	(.31)	(.43)	—	(.43)	8.30	(3.51)	105,223.71		4.30	997
October 31, 2021	9.40	.32	(.38)	(.06)	(.30)	—	(.30)	9.04	(.73)	133,135.77		3.42	908
October 31, 2020	9.83	.29	(.36)	(.07)	(.23)	(.13)	(.36)	9.40	(.67)	139,880.78		3.05	844
Class C
October 31, 2024	$7.66	.31	.48	.79	(.31)	—	(.31)	$8.14	10.44	$8,206	1.39	3.87	372
October 31, 2023	8.27	.32[e]	(.48)	(.16)	(.45)	—	(.45)	7.66	(2.14)	4,580	1.41	3.90[e]	967
October 31, 2022	9.00	.29[e]	(.65)	(.36)	(.37)	—	(.37)	8.27	(4.16)	5,097	1.46	3.38[e]	997
October 31, 2021	9.36	.24	(.37)	(.13)	(.23)	—	(.23)	9.00	(1.52)	9,014	1.52	2.53	908
October 31, 2020	9.79	.22	(.36)	(.14)	(.19)	(.10)	(.29)	9.36	(1.44)	24,205	1.53	2.37	844
Class R
October 31, 2024	$7.74	.34[e]	.50	.84	(.35)	—	(.35)	$8.23	10.97	$4,090.88		4.10[e]	372
October 31, 2023	8.35	.37	(.49)	(.12)	(.49)	—	(.49)	7.74	(1.66)	607.91		4.52	967
October 31, 2022	9.09	.36	(.69)	(.33)	(.41)	—	(.41)	8.35	(3.76)	392.96		4.12	997
October 31, 2021	9.45	.30	(.38)	(.08)	(.28)	—	(.28)	9.09	(.97)	334	1.02	3.15	908
October 31, 2020	9.88	.26	(.35)	(.09)	(.22)	(.12)	(.34)	9.45	(.91)	355	1.03	2.77	844
Class R6
October 31, 2024	$7.71	.39[e]	.49	.88	(.40)	—	(.40)	$8.19	11.50	$18,112.39		4.72[e]	372
October 31, 2023	8.33	.41	(.49)	(.08)	(.54)	—	(.54)	7.71	(1.22)	2,896.41		5.01	967
October 31, 2022	9.07	.40	(.68)	(.28)	(.46)	—	(.46)	8.33	(3.24)	1,214.46		4.59	997
October 31, 2021	9.43	.35	(.39)	(.04)	(.32)	—	(.32)	9.07	(.47)	1,509.52		3.66	908
October 31, 2020	9.86	.31	(.35)	(.04)	(.25)	(.14)	(.39)	9.43	(.42)	10,989.53		3.29	844
Class Y
October 31, 2024	$7.68	.39	.50	.89	(.40)	—	(.40)	$8.17	11.68	$539,569.39		4.83	372
October 31, 2023	8.30	.41	(.49)	(.08)	(.54)	—	(.54)	7.68	(1.22)	218,629.41		5.01	967
October 31, 2022	9.04	.40	(.68)	(.28)	(.46)	—	(.46)	8.30	(3.25)	67,037.46		4.59	997
October 31, 2021	9.40	.35	(.39)	(.04)	(.32)	—	(.32)	9.04	(.48)	101,933.52		3.70	908
October 31, 2020	9.83	.32	(.36)	(.04)	(.25)	(.14)	(.39)	9.40	(.42)	143,770.53		3.38	844
Before February 28, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.
[e]	The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

20
Core Bond Fund

Notes to financial statements 10/31/24

Unless otherwise noted, the “reporting period” represents the period from November 1, 2023 through October 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Core Bond Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Franklin Advisers believes to be prudent risk. The fund invests mainly in a diversified portfolio of fixed-income securities of governments and private companies that are investment-grade in quality with intermediate- to long-term maturities (three years or longer). Investment-grade securities are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating organization, or are unrated investments that Franklin Advisers believes are of comparable quality. The fund may invest in below-investment-grade investments, however, the fund will not invest in securities that are rated lower than B or its equivalent by each rating agency that is rating the investment, or that are unrated securities that Franklin Advisers believes are of comparable quality. The fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase. Franklin Advisers may consider, among other factors, a company’s or issuer’s credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Under normal circumstances, Franklin Advisers will invest at least 80% of the fund’s net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. In addition to bonds, the fund may also invest in other fixed-income instruments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

Effective March 23, 2023, the fund terminated its class P shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Core Bond Fund
21

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a

22
Core Bond Fund

master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements .

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$90,572,487	$97,364,526	$187,937,013

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close

Core Bond Fund
23

of the reporting period, the fund reclassified $11 to decrease undistributed net investment income and $11 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$5,624,931
Unrealized depreciation	(14,339,292)
Net unrealized depreciation	(8,714,361)
Undistributed ordinary income	1,273,638
Capital loss carryforward	(187,937,013)
Cost for federal income tax purposes	$859,100,080

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a monthly base fee equal to 0.39% of the monthly average of the fund’s net asset value. In return for this fee, Franklin Advisers provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

For the period March 1, 2023 through August 31, 2024, fund’s management fee would have been the lesser of (i) the monthly fee of 0.39% of the monthly average of the fund’s net asset value and (ii) the fee that the fund would have paid under the previous management contract after giving effect to any performance adjustment.

Prior to March 1, 2023, under the previous management contract, the fund paid Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. This fee was also increased or decreased each month by an amount based on the performance of the fund. The amount of the increase or decrease was calculated monthly based on a performance adjustment rate that was equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the ICE BofA U.S. Treasury Bill Index plus 3.00% over the thirty-six month period then ended (the performance period). The maximum annualized performance adjustment rate was +/- 0.12%. Each month, the performance adjustment rate was multiplied by the fund’s average net assets over the performance period and the result was divided by twelve. The resulting dollar amount was added to, or subtracted from, the base fee for that month. The monthly base fee was determined based on the fund’s average net assets for the month, while the performance adjustment was determined based on the fund’s average net assets over the thirty-six month performance period. This means it was possible that, if the fund underperformed significantly over the performance period, and the fund’s assets had declined significantly over that period, the negative performance adjustment may have exceeded the base fee. In this event, Putnam Management would have made a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.39% of the fund’s average net assets and no adjustment based on performance.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the reporting period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund.  If Franklin Advisers were to engage the services of FTIML or PIL, Franklin Advisers would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML or PIL.

Prior to July 15, 2024, PAC was authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Franklin Advisers or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers or PIL had engaged the services of PAC, Franklin Advisers or PIL, as applicable, would have paid a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.20% of the average net assets of the portion of the fund’s assets for which PAC was engaged as sub-adviser.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to interim investment management, sub-management and sub-advisory contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management, sub-management and sub-advisory contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. Effective July 15, 2024, these fees are being paid by Franklin Advisers, and prior to July 15, 2024, by Putnam Management, as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. Effective July 15, 2024, these fees are being paid by Franklin Advisers, and prior to July 15, 2024, by Putnam Management, as part of the management contract.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution

24
Core Bond Fund

plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Effective July 15, 2024, these fees are being paid by Franklin Advisers, and prior to July 15, 2024, by Putnam Management, as part of the management contract.

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $6,895 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $412, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. Effective July 15, 2024, these fees are being paid by Franklin Advisers, and prior to July 15, 2024, by Putnam Management, as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. Effective July 15, 2024, these fees are being paid by Franklin Advisers, and prior to July 15, 2024, by Putnam Management, as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$93,700	$239,710	$333,410
Class B	1.00%	0.45%	18	409	$427
Class C	1.00%	1.00%	18,005	44,731	$62,736
Class R	1.00%	0.50%	7,171	2,705	$9,876
Total			$118,894	$287,555	$406,449

For the period from August 2, 2024 through October 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $9,544 from the sale of class A shares and received no monies and $506 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period November 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $15,721 from the sale of class A shares and received no monies and $393 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through October 31, 2024, Franklin Distributors, acting as underwriter, received $934 on class A redemptions. For the period from November 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $10,220 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,063,996,488	$1,812,709,803
U.S. government securities (Long-term)	305,690,470	176,019,661
Total	$2,369,686,958	$1,988,729,464

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	12,146,706	$99,551,592	6,212,487	$50,771,973
Shares issued in connection with reinvestment of distributions	722,056	5,877,274	771,982	6,327,699
	12,868,762	105,428,866	6,984,469	57,099,672
Shares repurchased	(8,508,145)	(69,200,234)	(4,664,109)	(38,130,231)
Net increase	4,360,617	$36,228,632	2,320,360	$18,969,441
	YEAR ENDED 10/31/24 *		YEAR ENDED 10/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	630	$5,252
Shares issued in connection with reinvestment of distributions	526	4,244	2,043	16,796
	526	4,244	2,673	22,048
Shares repurchased	(20,912)	(170,601)	(25,966)	(213,255)
Net decrease	(20,386)	$(166,357)	(23,293)	$(191,207)

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25

	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	620,351	$5,058,344	295,378	$2,401,713
Shares issued in connection with reinvestment of distributions	29,232	237,234	31,409	257,230
	649,583	5,295,578	326,787	2,658,943
Shares repurchased	(239,581)	(1,944,233)	(344,808)	(2,821,198)
Net increase (decrease)	410,002	$3,351,345	(18,021)	$(162,255)
	YEAR ENDED 10/31/23 **
Class P	Shares	Amount
Shares sold	2,627,642	$21,955,593
Shares issued in connection with reinvestment of distributions	673,897	5,615,485
	3,301,539	27,571,078
Shares repurchased	(24,962,526)	(206,924,486)
Net decrease	(21,660,987)	$(179,353,408)
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	753,843	$6,333,373	48,489	$401,325
Shares issued in connection with reinvestment of distributions	10,303	85,736	3,086	25,395
	764,146	6,419,109	51,575	426,720
Shares repurchased	(345,634)	(2,875,067)	(20,033)	(165,473)
Net increase	418,512	$3,544,042	31,542	$261,247
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,194,233	$18,188,916	251,381	$2,050,816
Shares issued in connection with reinvestment of distributions	26,924	221,261	12,394	101,392
	2,221,157	18,410,177	263,775	2,152,208
Shares repurchased	(385,979)	(3,149,917)	(33,973)	(279,480)
Net increase	1,835,178	$15,260,260	229,802	$1,872,728
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	49,715,419	$408,701,238	27,107,513	$219,382,921
Shares issued in connection with reinvestment of distributions	1,963,462	16,015,743	759,974	6,174,383
	51,678,881	424,716,981	27,867,487	225,557,304
Shares repurchased	(14,068,659)	(114,320,748)	(7,488,996)	(60,581,981)
Net increase	37,610,222	$310,396,233	20,378,491	$164,975,323

* Effective September 5, 2024, the fund has terminated its class B shares.

** Effective March 24, 2023, the fund terminated its class P shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$28,863,712	$334,812,090	$299,960,496	$1,162,347	$63,715,306
Total Short-term investments	$28,863,712	$334,812,090	$299,960,496	$1,162,347	$63,715,306
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

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Core Bond Fund

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Centrally cleared interest rate swap contracts (notional)	$— *

* For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

As of the close of the reporting period, the fund did not hold any derivative instruments.

The following is a summary of realized gains or losses of derivative instruments on the Statement of operations for the reporting period (Note 1) (there were no unrealized gains or losses on derivative instruments):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Interest rate contracts	$(27,982)	$(27,982)
Total	$(27,982)	$(27,982)

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Citigroup Global Markets, Inc.	Goldman Sachs International	JPMorgan Securities LLC	Mizuho Capital Markets LLC	Morgan Stanley & Co. LLC	Wells Fargo Bank, N.A.	Total
Assets:
Total Assets	$—	$—	$—	$—	$—	$—	$—
Liabilities:
Total Liabilities	$—	$—	$—	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$—	$—	$—	$—	$—	$—	$—
Total collateral received (pledged) †##	$—	$—	$—	$—	$—	$—
Net amount	$—	$—	$—	$—	$—	$—
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(107,424)	$(1,455,327)	$(179,563)	$(867,237)	$(326,978)	$(119,970)	$(3,056,499)
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Core Bond Fund
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Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

28
Core Bond Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

January 31, 2024 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
14,754,135	526,341	2,866,756
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
14,655,191	553,497	2,938,543
At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
14,630,593	547,686	2,968,952
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and an amended and restated Sub-Advisory Contract (the “Amended PAC Sub-Advisory Contract”) between Franklin Advisers and its affiliate, The Putnam Advisory Company, LLC (“PAC”). Franklin Advisers, FTIML, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Considerations in connection with the Trustees’ approval of the Amended PAC Sub-Advisory Contract

With respect to the proposed Amended PAC Sub-Advisory Contract, the Trustees considered that the contract was being amended and restated to remove PIL as a party to the contract, revise the sub-advisory fee structure for certain funds, and make certain other non-substantive changes to contractual terms. The Trustees noted that removing PIL from the New PAC Sub-Advisory Contract (defined below) among Franklin Advisers, PIL, and PAC would have no impact on the management of the funds, since Franklin Advisers, and not PIL, had been (under the New PAC Sub-Advisory Contract), and would continue to be (under the Amended PAC Sub-Advisory Contract), responsible for overseeing any services provided by PAC to the applicable funds. The Trustees also considered that the Amended PAC Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would compensate PAC for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, a New PAC Sub-Advisory Contract (defined below) for your fund among Franklin Advisers, PIL, and PAC, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, PIL, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”), the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract”), and the previous sub-advisory contract among Putnam Management, PIL, and PAC with respect to the FI/IS Funds (the “Previous Sub-Advisory Contract,” and, together with the Previous Management Contracts and the Previous Sub-Management Contract, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts, the Previous Sub-Management Contract, and the Previous Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts,” the “New PIL Sub-Management Contract,” and the “New PAC Sub-Advisory Contract,” respectively). (Because PIL and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL and PAC, the Trustees did not attempt to evaluate PIL or PAC as separate entities.)

In addition to the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also

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considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds, one of which is your fund, and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

Under its Previous Management Contract and under its New Management Contract, your fund pays a management fee at a fixed rate of 39 basis points to Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization. Franklin Advisers is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses (including investor servicing fees), excluding only fees payable under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. (In light of the fact that, under your fund’s management contract, Franklin Advisers bears many of the fund’s organizational and operating expenses, as a practical matter it is unlikely that these expense limitations would become operative with respect to your fund.) Franklin Advisers and PSERV have agreed to maintain these expense limitations until at least February 28, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management

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business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular

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funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2023. Your fund’s class A shares’ return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year and five-year periods ended December 31, 2023, and was approximately zero and trailed the return of its benchmark over the three-year period ended December 31, 2023. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	39114-AFSOI 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: December 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: December 27, 2024